Related Parties	12 Months Ended
Dec. 31, 2023
Related Parties [Abstract]
RELATED PARTIES
20.	RELATED PARTIES

The Company purchased all of the outstanding 4,000,000 Private Warrants owned by Wasef Jabsheh (the Executive Chairman) for USD 3,800 thousand as part of the offer to purchase all of its outstanding Warrants announced on July 28, 2023 and completed on September 19, 2023.

In 2023, the Group rented a boat for business promotion from a company owned by a major shareholder. The total expense charged to the general and administrative expenses was USD 206 thousand.